Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables include the results for the segments for the years ended December 31, 2014, 2013 and 2012.

	Year ended December 31, 2014
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$20,918	41,319	—	62,237	(41,319)	$20,918
Construction contract revenues	49,277	—	—	49,277	—	49,277
Total revenues	70,195	41,319	—	111,514		70,195
Operating expenses	(11,879)	(8,485)	(6,213)	(26,577)	8,485	(18,092)
Construction contract expenses	(35,384)	—	—	(35,384)	—	(35,384)
Equity in earnings of joint ventures	—	—	—	—	(5,330)	(5,330)
Segment EBITDA	22,932	32,834	(6,213)	49,553
Depreciation and amortization	(1,317)	(9,148)	—	(10,465)	9,148	(1,317)
Operating income (loss)	21,615	23,686	(6,213)	39,088		10,072
Gain (loss) on derivative instruments	(161)	(11,879)	—	(12,040)	11,879	(161)
Other financial income (expense), net	(11,456)	(17,137)	4,459	(24,134)	17,137	(6,997)
Income (loss) before tax	9,998	(5,330)	(1,754)	2,914	—	2,914
Income tax expense	(505)	—	—	(505)	—	(505)
Net income (loss)	$9,493	(5,330)	(1,754)	2,409	—	$2,409

	Year ended December 31, 2013
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$—	41,110	—	41,110	(41,110)	$—
Construction contract revenues	50,362	—	—	50,362	—	50,362
Other revenues	511	—	—	511	—	511
Total revenues	50,873	41,110	—	91,983		50,873
Operating expenses	(4,490)	(8,763)	(3,553)	(16,806)	8,763	(8,043)
Construction contract expenses	(43,272)	—	—	(43,272)	—	(43,272)
Equity in earnings of joint ventures	—	—	—	—	40,228	40,228
Segment EBITDA	3,111	32,347	(3,553)	31,905
Depreciation and amortization	(8)	(9,053)	—	(9,061)	9,053	(8)
Operating income (loss)	3,103	23,294	(3,553)	22,844		39,778
Gain (loss) on derivative instruments	—	35,038	—	35,038	(35,038)	—
Other financial income (expense), net	(1,373)	(18,104)	2,122	(17,355)	18,104	749
Income (loss) before tax	1,730	40,228	(1,431)	40,527	—	40,527
Income tax expense	—	—	—	—	—	—
Net income (loss)	$1,730	40,228	(1,431)	40,527	—	$40,527

	Year ended December 31, 2012
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$—	41,076	—	41,076	(41,076)	$—
Construction contract revenues	5,512	—	—	5,512	—	5,512
Other revenues	—	—	—	—	—	—
Total revenues	5,512	41,076	—	46,588		5,512
Operating expenses	(2,372)	(8,652)	(813)	(11,837)	8,652	(3,185)
Construction contract expenses	(5,512)	—	—	(5,512)	—	(5,512)
Equity in earnings of joint ventures	—	—	—	—	5,007	5,007
Segment EBITDA	(2,372)	32,424	(813)	29,239
Depreciation and amortization	—	(9,060)	—	(9,060)	9,060	—
Operating income (loss)	(2,372)	23,364	(813)	20,179		1,822
Gain (loss) on derivative instruments	—	693	—	693	(693)	—
Other financial income (expense), net	(115)	(19,050)	2,481	(16,684)	19,050	2,366
Income (loss) before tax	(2,487)	5,007	1,668	4,188	—	4,188
Income tax expense	—	—	—	—	—	—
Net income (loss)	$(2,487)	5,007	1,668	4,188	—	$4,188

Schedule Of Segment Reporting Information Total Assets By Segment [Table Text Block]
	As of December 31, 2014
		Joint venture				Consolidated
						and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	279,670	—	279,670	(279,670)	—
Net investment in direct financing lease	295,188			295,188		295,188
Advances to joint ventures	—	—	18,952	18,952	—	18,952
Total assets	377,626	300,327	190,589	868,542	(300,327)	568,215
Accumulated losses of joint ventures	—	—	50	50	(59,680)	(59,630)
Expenditures for newbuildings, vessels & equipment	172,173	2,358	—	174,531	(2,358)	172,173
Expenditures for drydocking	—	—	—	—	—	—
Principal repayment direct financing lease	$1,311	—	—	1,311	—	$1,311

	As of December 31, 2013
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Newbuildings	$122,517	—	—	122,517	—	$122,517
Vessels, net of accumulated depreciation	—	286,460	—	286,460	(286,460)	—
Advances to joint ventures	—	—	24,510	24,510		24,510
Total assets	202,220	307,335	24,510	534,065	(307,335)	226,730
Accumulated losses of joint ventures	—	—	50	50	(54,350)	(54,300)
Expenditures for newbuildings, vessels & equipment	36,450	522	—	36,972	(522)	36,450
Expenditures for drydocking	$—	—	—	—	—	$—

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
For the years ended December 31, 2014, 2013 and 2012, the percentage of consolidated and combined carve-out total revenues from the following customers accounted for over 10% of the consolidated and combined carve-out total revenues:

	Year ended
	December 31,
	2014	2013	2012
PGN	100%	100%	100%